Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Common Stocks - 96.6%
Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings, Inc.	498	$23,386
Astronics Corp. *	1,121	20,223
Axon Enterprise, Inc. *	95	13,530
Cubic Corp.	225	16,778
Curtiss-Wright Corp.	94	11,148
Maxar Technologies, Inc.	191	7,224
Mercury Systems, Inc. *	135	9,538
Moog, Inc., Class A	324	26,940
PAE, Inc. *	1,189	10,725
		139,492
Air Freight & Logistics - 0.5%
Echo Global Logistics, Inc. *	1,299	40,801
Forward Air Corp.	186	16,519
Hub Group, Inc., Class A *	810	54,497
		111,817
Airlines - 0.4%
Allegiant Travel Co. *	45	10,983
Hawaiian Holdings, Inc. *	481	12,828
Spirit Airlines, Inc. *	1,568	57,859
		81,670
Auto Components - 1.5%
Adient PLC *	310	13,702
American Axle & Manufacturing Holdings, Inc. *	1,150	11,109
Cooper-Standard Holdings, Inc. *	348	12,639
Dana, Inc.	2,204	53,623
Fox Factory Holding Corp. *	360	45,742
Goodyear Tire & Rubber Co. (The) *	2,579	45,313
LCI Industries	414	54,764
Modine Manufacturing Co. *	1,146	16,926
Tenneco, Inc., Class A *	1,530	16,402
Visteon Corp. *	309	37,683
		307,903
Automobiles - 0.2%
Winnebago Industries, Inc.	434	33,292
Workhorse Group, Inc. *	350	4,820
		38,112
Banks - 7.7%
ACNB Corp.	422	12,365
Ameris Bancorp	371	19,481
BancFirst Corp.	111	7,847
Bancorp, Inc. (The) *	1,133	23,476
Bank of Commerce Holdings	1,637	20,872
BankFinancial Corp.	2,342	24,169
Bankwell Financial Group, Inc.	631	17,005
Banner Corp.	261	13,919
Berkshire Hills Bancorp, Inc.	389	8,682
Boston Private Financial Holdings, Inc.	570	7,592
Cadence BanCorp	1,202	24,917
Capital City Bank Group, Inc.	970	25,239

	Shares/ Principal	Fair Value

Banks (continued)
Capstar Financial Holdings, Inc.	828	$14,283
Carter Bankshares, Inc. *	2,171	30,307
CIT Group, Inc.	967	49,810
Colony Bankcorp, Inc.	1,004	15,662
Community Bankers Trust Corp.	2,652	23,391
CVB Financial Corp.	484	10,692
Enterprise Bancorp, Inc.	329	10,699
First Commonwealth Financial Corp.	3,095	44,475
First Community Bankshares, Inc.	926	27,771
First Community Corp.	290	5,785
First Financial Bankshares, Inc.	634	29,627
First Financial Northwest, Inc.	2,166	30,866
First Horizon Corp.	1,988	33,617
First Interstate BancSystem, Inc., Class A	977	44,981
First Savings Financial Group, Inc.	48	3,223
Flushing Financial Corp.	597	12,674
Fulton Financial Corp.	699	11,904
Glacier Bancorp, Inc.	276	15,754
Hancock Whitney Corp.	546	22,937
HBT Financial, Inc.	1,960	33,555
Heartland Financial USA, Inc.	829	41,666
Heritage Commerce Corp.	1,449	17,707
Howard Bancorp, Inc. *	803	13,201
Independent Bank Corp.	1,667	39,408
Independent Bank Corp.	95	7,998
Investar Holding Corp.	688	14,138
Investors Bancorp, Inc.	5,878	86,348
Level One Bancorp, Inc.	595	15,339
Macatawa Bank Corp.	1,089	10,836
Mackinac Financial Corp.	248	3,477
Mercantile Bank Corp.	851	27,632
Midland States Bancorp, Inc.	1,348	37,394
MidWestOne Financial Group, Inc.	80	2,478
National Bank Holdings Corp., Class A	551	21,864
Northrim BanCorp, Inc.	541	22,998
OceanFirst Financial Corp.	777	18,601
Pacific Mercantile Bancorp *	2,100	18,690
PCB Bancorp	918	13,770
Peapack-Gladstone Financial Corp.	504	15,564
Republic Bancorp, Inc., Class A	510	22,588
Republic First Bancorp, Inc. *	12,348	46,552
Salisbury Bancorp, Inc.	39	1,732
Sandy Spring Bancorp, Inc.	1,769	76,828
Sierra Bancorp	1,093	29,292
SmartFinancial, Inc.	1,126	24,378
South Plains Financial, Inc.	719	16,336
South State Corp.	289	22,689
Southern First Bancshares, Inc. *	279	13,080
Synovus Financial Corp.	569	26,032

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Banks (continued)
TriCo Bancshares	297	$14,069
TriState Capital Holdings, Inc. *	1,321	30,462
Union Bankshares, Inc.	772	23,160
United Community Banks, Inc.	1,316	44,902
Univest Financial Corp.	1,170	33,450
Washington Trust Bancorp, Inc.	408	21,065
Wintrust Financial Corp.	379	28,728
		1,582,029
Biotechnology - 8.5%
ACADIA Pharmaceuticals, Inc. *	474	12,229
Acorda Therapeutics, Inc. *	374	1,821
Agenus, Inc. *	4,852	13,197
Alector, Inc. *	549	11,057
Allakos, Inc. *	105	12,052
Allogene Therapeutics, Inc. *	350	12,355
ALX Oncology Holdings, Inc. *	162	11,946
Amicus Therapeutics, Inc. *	875	8,645
Apellis Pharmaceuticals, Inc. *	292	12,530
Aptinyx, Inc., Class A *	2,930	8,790
Arcus Biosciences, Inc. *	498	13,984
Arena Pharmaceuticals, Inc. *	152	10,547
Arrowhead Pharmaceuticals, Inc. *	487	32,293
Assembly Biosciences, Inc. *	510	2,346
Atara Biotherapeutics, Inc. *	843	12,105
Athersys, Inc. *	2,598	4,676
Avidity Biosciences, Inc. *	886	19,324
Avrobio, Inc. *	1,375	17,449
Beam Therapeutics, Inc. *	260	20,810
BioCryst Pharmaceuticals, Inc. *	2,143	21,794
Biohaven Pharmaceutical Holding Co. Ltd. *	226	15,447
Blueprint Medicines Corp. *	284	27,613
Bridgebio Pharma, Inc. *	941	57,966
Calithera Biosciences, Inc. *	1,099	2,660
CareDx, Inc. *	154	10,486
ChemoCentryx, Inc. *	312	15,987
Chimerix, Inc. *	628	6,054
Coherus Biosciences, Inc. *	1,167	17,050
Corvus Pharmaceuticals, Inc. *	1,286	3,961
Cue Biopharma, Inc. *	434	5,295
Cytokinetics, Inc. *	405	9,420
Deciphera Pharmaceuticals, Inc. *	332	14,887
Denali Therapeutics, Inc. *	375	21,412
Dynavax Technologies Corp. *	723	7,107
Editas Medicine, Inc. *	619	25,998
Emergent BioSolutions, Inc. *	405	37,629
Enanta Pharmaceuticals, Inc. *	659	32,502
Epizyme, Inc. *	798	6,951
Esperion Therapeutics, Inc. *	272	7,630
Exact Sciences Corp. *	131	17,263

	Shares/ Principal	Fair Value

Biotechnology (continued)
Fate Therapeutics, Inc. *	581	$47,903
FibroGen, Inc. *	1,032	35,821
Five Prime Therapeutics, Inc. *	224	8,438
Flexion Therapeutics, Inc. *	751	6,721
Frequency Therapeutics, Inc. *	370	3,515
G1 Therapeutics, Inc. *	651	15,663
Gossamer Bio, Inc. *	588	5,439
Halozyme Therapeutics, Inc. *	821	34,227
Heron Therapeutics, Inc. *	642	10,407
Inovio Pharmaceuticals, Inc. *	1,607	14,913
Insmed, Inc. *	790	26,907
Intellia Therapeutics, Inc. *	231	18,539
Intercept Pharmaceuticals, Inc. *	296	6,832
Invitae Corp. *	1,037	39,624
Ironwood Pharmaceuticals, Inc. *	506	5,657
Karuna Therapeutics, Inc. *	92	11,061
Karyopharm Therapeutics, Inc. *	1,392	14,644
Kindred Biosciences, Inc. *	3,789	18,831
Kodiak Sciences, Inc. *	135	15,308
Ligand Pharmaceuticals, Inc. *	95	14,483
MacroGenics, Inc. *	663	21,117
Madrigal Pharmaceuticals, Inc. *	235	27,488
Mirati Therapeutics, Inc. *	308	52,760
Myriad Genetics, Inc. *	462	14,068
Natera, Inc. *	823	83,567
Novavax, Inc. *	463	83,947
Nymox Pharmaceutical Corp. *	1,563	3,470
OPKO Health, Inc. *	5,201	22,312
Oyster Point Pharma, Inc. *	484	8,847
Precigen, Inc. *	745	5,133
PTC Therapeutics, Inc. *	173	8,192
Puma Biotechnology, Inc. *	165	1,604
Radius Health, Inc. *	951	19,838
REGENXBIO, Inc. *	618	21,080
REVOLUTION Medicines, Inc. *	270	12,388
Rigel Pharmaceuticals, Inc. *	3,209	10,975
Sage Therapeutics, Inc. *	6	449
Sana Biotechnology, Inc. *	684	22,893
Sangamo Therapeutics, Inc. *	1,095	13,720
Sarepta Therapeutics, Inc. *	86	6,410
Seres Therapeutics, Inc. *	998	20,549
Silverback Therapeutics, Inc. *	705	30,759
Sorrento Therapeutics, Inc. *	3,701	30,607
Spectrum Pharmaceuticals, Inc. *	4,921	16,042
TG Therapeutics, Inc. *	680	32,776
Travere Therapeutics, Inc. *	894	22,323
Turning Point Therapeutics, Inc. *	66	6,243
Twist Bioscience Corp. *	270	33,442
Ultragenyx Pharmaceutical, Inc. *	608	69,227
Veracyte, Inc. *	712	38,270

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Biotechnology (continued)
Vir Biotechnology, Inc. *	399	$20,457
Xencor, Inc. *	661	28,463
ZIOPHARM Oncology, Inc. *	2,433	8,759
		1,756,376
Building Products - 1.5%
Advanced Drainage Systems, Inc.	370	38,254
Builders FirstSource, Inc. *	2,086	96,728
Caesarstone Ltd.	978	13,428
Gibraltar Industries, Inc. *	423	38,709
Masonite International Corp. *	100	11,524
Quanex Building Products Corp.	631	16,551
Resideo Technologies, Inc. *	1,356	38,307
Trex Co., Inc. *	426	38,996
UFP Industries, Inc.	233	17,671
		310,168
Capital Markets - 2.2%
Ares Management Corp., Class A	592	33,170
Artisan Partners Asset Management, Inc., Class A	290	15,129
AssetMark Financial Holdings, Inc. *	1,086	25,347
Cohen & Steers, Inc.	433	28,288
Cowen, Inc., Class A	290	10,193
Donnelley Financial Solutions, Inc. *	1,002	27,886
Evercore, Inc., Class A	86	11,330
Federated Hermes, Inc.	402	12,582
Hamilton Lane, Inc., Class A	739	65,446
Houlihan Lokey, Inc.	689	45,825
Moelis & Co., Class A	626	34,355
Silvercrest Asset Management Group, Inc., Class A	802	11,533
Stifel Financial Corp.	1,267	81,164
Virtus Investment Partners, Inc.	210	49,455
Westwood Holdings Group, Inc.	297	4,295
		455,998
Chemicals - 2.1%
AdvanSix, Inc. *	490	13,142
Amyris, Inc. *	1,341	25,613
Avient Corp.	2,108	99,645
Balchem Corp.	102	12,792
HB Fuller Co.	1,104	69,453
Ingevity Corp. *	211	15,937
Innospec, Inc.	427	43,848
Livent Corp. *	2,226	38,554
Stepan Co.	418	53,132
Trinseo SA	809	51,509
		423,625
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	758	38,666
ACCO Brands Corp.	1,340	11,310
Brink's Co. (The)	421	33,356

	Shares/ Principal	Fair Value

Commercial Services & Supplies (continued)
CECO Environmental Corp. *	726	$5,757
Cimpress PLC *	250	25,032
Deluxe Corp.	350	14,686
Healthcare Services Group, Inc.	442	12,389
Herman Miller, Inc.	821	33,784
Interface, Inc.	720	8,986
Kimball International, Inc., Class B	3,327	46,578
Knoll, Inc.	703	11,607
Matthews International Corp., Class A	435	17,204
MSA Safety, Inc.	65	9,751
SP Plus Corp. *	234	7,673
Steelcase, Inc., Class A	1,001	14,404
Tetra Tech, Inc.	501	67,996
Viad Corp. *	169	7,056
		366,235
Communications Equipment - 0.5%
Calix, Inc. *	759	26,307
Ciena Corp. *	304	16,635
Infinera Corp. *	1,123	10,814
Lumentum Holdings, Inc. *	155	14,159
NETGEAR, Inc. *	286	11,755
TESSCO Technologies, Inc. *	873	6,321
Ubiquiti, Inc.	77	22,969
		108,960
Construction & Engineering - 1.9%
Ameresco, Inc., Class A *	156	7,586
Dycom Industries, Inc. *	209	19,406
EMCOR Group, Inc.	698	78,288
Fluor Corp. *	1,594	36,805
MasTec, Inc. *	764	71,587
Matrix Service Co. *	1,378	18,066
MYR Group, Inc. *	694	49,739
Primoris Services Corp.	309	10,237
Tutor Perini Corp. *	711	13,473
WillScot Mobile Mini Holdings Corp. *	2,899	80,447
		385,634
Construction Materials - 0.4%
Summit Materials, Inc., Class A *	1,463	40,994
US Concrete, Inc. *	460	33,727
		74,721
Consumer Finance - 0.5%
Encore Capital Group, Inc. *	199	8,006
FirstCash, Inc.	581	38,154
Green Dot Corp., Class A *	309	14,149
LendingTree, Inc. *	31	6,603
PRA Group, Inc. *	266	9,861
PROG Holdings, Inc.	409	17,706
Regional Management Corp.	191	6,620
		101,099

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Containers & Packaging - 0.1%
Ranpak Holdings Corp. *	712	$14,283

Diversified Consumer Services - 0.2%
Carriage Services, Inc.	397	13,970
Strategic Education, Inc.	183	16,820
WW International, Inc. *	578	18,080
		48,870
Diversified Financial Services - 0.1%
Cannae Holdings, Inc. *	752	29,794

Diversified Telecommunication - 0.6%
Bandwidth, Inc., Class A *	146	18,504
Cogent Communications Holdings, Inc.	335	23,035
Iridium Communications, Inc. *	750	30,937
Liberty Latin America Ltd., Class C *	200	2,596
Ooma, Inc. *	958	15,184
Radius Global Infrastructure, Inc., Class A *	831	12,216
Vonage Holdings Corp. *	1,506	17,801
		120,273
Electric Utilities - 0.6%
IDACORP, Inc.	615	61,481
PNM Resources, Inc.	903	44,292
Portland General Electric Co.	544	25,824
		131,597
Electrical Equipment - 1.5%
Atkore, Inc. *	45	3,235
Bloom Energy Corp., Class A *	531	14,364
FuelCell Energy, Inc. *	1,966	28,330
Generac Holdings, Inc. *	153	50,100
Plug Power, Inc. *	2,742	98,273
Sunrun, Inc. *	1,389	84,007
TPI Composites, Inc. *	391	22,064
		300,373
Electronic Equipment, Instruments & Components - 2.4%
Benchmark Electronics, Inc.	704	21,768
Daktronics, Inc. *	4,940	30,974
ePlus, Inc. *	329	32,781
FARO Technologies, Inc. *	373	32,291
II-VI, Inc. *	422	28,852
Insight Enterprises, Inc. *	507	48,378
Itron, Inc. *	483	42,818
Knowles Corp. *	1,484	31,045
Littelfuse, Inc.	70	18,511
Methode Electronics, Inc.	276	11,586
Novanta, Inc. *	101	13,321
OSI Systems, Inc. *	799	76,784
PAR Technology Corp. *	253	16,549
PC Connection, Inc.	716	33,215

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components (continued)
ScanSource, Inc. *	1,257	$37,647
SYNNEX Corp.	114	13,092
		489,612
Energy Equipment & Services - 0.8%
Archrock, Inc.	1,624	15,412
Basic Energy Services, Inc. *	394	102
Cactus, Inc., Class A	391	11,972
ChampionX Corp. *	2,104	45,720
Natural Gas Services Group, Inc. *	1,311	12,376
Newpark Resources, Inc. *	1,346	4,226
Oceaneering International, Inc. *	2,222	25,375
Oil States International, Inc. *	1,382	8,334
Parker Drilling Co. *	2	13
ProPetro Holding Corp. *	1,654	17,632
Transocean Ltd. *	3,078	10,927
US Silica Holdings, Inc. *	510	6,268
Valaris PLC *	2,253	172
		158,529
Entertainment - 0.3%
AMC Entertainment Holdings, Inc., Class A *	2,252	22,993
Cinemark Holdings, Inc. *	838	17,104
World Wrestling Entertainment, Inc., Class A	286	15,518
		55,615
Equity Real Estate Investment - 4.3%
Acadia Realty Trust	2,268	43,024
Alexander & Baldwin, Inc.	1,414	23,741
Armada Hoffler Properties, Inc.	1,689	21,180
Broadstone Net Lease, Inc.	1,163	21,283
Cedar Realty Trust, Inc.	508	7,569
Chatham Lodging Trust *	1,010	13,292
City Office REIT, Inc.	1,868	19,838
Colony Capital, Inc. *	6,438	41,718
CorePoint Lodging, Inc. *	3,256	29,402
Cousins Properties, Inc.	920	32,522
DiamondRock Hospitality Co. *	3,955	40,736
Easterly Government Properties, Inc.	1,087	22,534
Essential Properties Realty Trust, Inc.	428	9,771
First Industrial Realty Trust, Inc.	2,151	98,494
Four Corners Property Trust, Inc.	1,971	54,005
Macerich Co. (The)	1,982	23,189
National Storage Affiliates Trust	1,225	48,914
NexPoint Residential Trust, Inc.	725	33,415
Pebblebrook Hotel Trust	1,854	45,034
Plymouth Industrial REIT, Inc.	1,288	21,703
Postal Realty Trust, Inc., Class A	178	3,058
QTS Realty Trust, Inc., Class A	650	40,326
Retail Value, Inc.	821	15,361

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Equity Real Estate Investment (continued)
Rexford Industrial Realty, Inc.	668	$33,667
RPT Realty	1,803	20,572
Ryman Hospitality Properties, Inc. *	468	36,275
SITE Centers Corp.	953	12,923
Terreno Realty Corp.	1,096	63,316
Uniti Group, Inc.	785	8,659
		885,521
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. *	539	24,180
Chefs' Warehouse, Inc. (The) *	494	15,047
Performance Food Group Co. *	1,232	70,976
PriceSmart, Inc.	180	17,415
Rite Aid Corp. *	503	10,291
SpartanNash Co.	44	864
Weis Markets, Inc.	385	21,760
		160,533
Food Products - 1.3%
Darling Ingredients, Inc. *	1,090	80,202
Freshpet, Inc. *	424	67,335
Hostess Brands, Inc. *	2,526	36,223
J & J Snack Foods Corp.	51	8,009
John B. Sanfilippo & Son, Inc.	242	21,870
Lancaster Colony Corp.	83	14,555
Sanderson Farms, Inc.	67	10,437
Vital Farms, Inc. *	1,110	24,242
		262,873
Gas Utilities - 1.1%
New Jersey Resources Corp.	1,462	58,290
Northwest Natural Holding Co.	453	24,439
ONE Gas, Inc.	151	11,613
Southwest Gas Holdings, Inc.	2,008	137,970
		232,312
Health Care Equipment & Supplies - 2.9%
AtriCure, Inc. *	447	29,287
Cantel Medical Corp. *	335	26,746
Cardiovascular Systems, Inc. *	410	15,719
CONMED Corp.	254	33,170
CryoPort, Inc. *	200	10,402
Glaukos Corp. *	231	19,388
Globus Medical, Inc., Class A *	386	23,805
Haemonetics Corp. *	43	4,773
Heska Corp. *	198	33,355
ICU Medical, Inc. *	159	32,665
Inogen, Inc. *	306	16,071
Insulet Corp. *	65	16,960
Integer Holdings Corp. *	157	14,460
Intersect ENT, Inc. *	628	13,113
iRhythm Technologies, Inc. *	230	31,938
LivaNova PLC *	557	41,068
Masimo Corp. *	98	22,507

	Shares/ Principal	Fair Value

Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc. *	304	$18,203
Natus Medical, Inc. *	495	12,677
Neogen Corp. *	263	23,378
Nevro Corp. *	283	39,478
Novocure Ltd. *	114	15,068
NuVasive, Inc. *	146	9,572
Quidel Corp. *	71	9,083
SeaSpine Holdings Corp. *	414	7,204
Shockwave Medical, Inc. *	209	27,224
STAAR Surgical Co. *	126	13,282
Tactile Systems Technology, Inc. *	268	14,603
Tandem Diabetes Care, Inc. *	123	10,855
Varex Imaging Corp. *	477	9,774
		595,828
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. *	530	20,712
AMN Healthcare Services, Inc. *	575	42,377
CorVel Corp. *	227	23,288
Covetrus, Inc. *	365	10,939
Encompass Health Corp.	522	42,752
Ensign Group, Inc. (The)	251	23,554
Enzo Biochem, Inc. *	2,668	9,178
HealthEquity, Inc. *	360	24,480
Innovage Holding Corp. *	526	13,565
LHC Group, Inc. *	260	49,715
Magellan Health, Inc. *	138	12,867
Molina Healthcare, Inc. *	50	11,688
National Research Corp. *	282	13,206
Owens & Minor, Inc.	760	28,568
Patterson Cos., Inc.	1,409	45,018
Select Medical Holdings Corp. *	1,543	52,616
Signify Health, Inc., Class A *	891	26,071
Tenet Healthcare Corp. *	410	21,320
US Physical Therapy, Inc.	137	14,262
		486,176
Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc. *	1,494	22,432
Castlight Health, Inc., Class B *	2,601	3,928
Certara, Inc. *	704	19,219
Evolent Health, Inc., Class A *	851	17,190
Health Catalyst, Inc. *	229	10,710
HMS Holdings Corp. *	378	13,977
Inovalon Holdings, Inc., Class A *	1,442	41,501
Inspire Medical Systems, Inc. *	250	51,747
Omnicell, Inc. *	595	77,273
Phreesia, Inc. *	817	42,566
Schrodinger, Inc. *	92	7,019
Teladoc Health, Inc. *	78	14,176

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Health Care Technology (continued)
Vocera Communications, Inc. *	631	$24,268
		346,006
Hotels, Restaurants & Leisure - 4.4%
Accel Entertainment, Inc. *	988	10,799
Biglari Holdings, Inc., Class B *	90	11,948
Bloomin' Brands, Inc. *	411	11,118
Brinker International, Inc. *	220	15,633
Caesars Entertainment, Inc. *	1,132	98,993
Cheesecake Factory, Inc. (The) *	1,033	60,441
Churchill Downs, Inc.	353	80,279
Cracker Barrel Old Country Store, Inc.	335	57,915
Dave & Buster's Entertainment, Inc. *	227	10,873
Dine Brands Global, Inc. *	436	39,253
Everi Holdings, Inc. *	1,040	14,674
Hilton Grand Vacations, Inc. *	297	11,135
International Game Technology PLC *	2,847	45,694
Jack in the Box, Inc.	175	19,212
Marriott Vacations Worldwide Corp. *	186	32,398
Penn National Gaming, Inc. *	1,170	122,663
Planet Fitness, Inc., Class A *	150	11,595
Scientific Games Corp. *	253	9,746
SeaWorld Entertainment, Inc. *	1,148	57,021
Shake Shack, Inc., Class A *	374	42,176
Target Hospitality Corp. *	426	1,069
Texas Roadhouse, Inc. *	948	90,951
Wingstop, Inc.	338	42,983
		898,569
Household Durables - 2.1%
Green Brick Partners, Inc. *	1,504	34,111
Helen of Troy Ltd. *	64	13,482
Hooker Furniture Corp.	309	11,266
iRobot Corp. *	494	60,357
KB Home	1,161	54,021
LGI Homes, Inc. *	92	13,737
MDC Holdings, Inc.	2,049	121,711
Meritage Homes Corp. *	619	56,899
Sonos, Inc. *	920	34,472
Taylor Morrison Home Corp. *	221	6,809
TopBuild Corp. *	96	20,105
Tri Pointe Homes, Inc. *	606	12,338
		439,308
Household Products - 0.2%
Central Garden & Pet Co. *	214	12,414
Central Garden & Pet Co., Class A *	468	24,285
Spectrum Brands Holdings, Inc.	161	13,685
		50,384
Independent Power and Renewable Electricity Producers - 0.6%
Brookfield Renewable Corp., Class A	772	36,130
Ormat Technologies, Inc.	456	35,810

	Shares/ Principal	Fair Value

Independent Power and Renewable Electricity Producers (continued)
Sunnova Energy International, Inc. *	942	$38,452
Vistra Corp.	760	13,437
		123,829
Insurance - 0.9%
Argo Group International Holdings Ltd.	209	10,517
eHealth, Inc. *	143	10,400
Genworth Financial, Inc., Class A *	1,875	6,225
Greenlight Capital Re Ltd., Class A *	1,272	11,067
HCI Group, Inc.	132	10,140
Heritage Insurance Holdings, Inc.	1,354	15,002
Horace Mann Educators Corp.	254	10,975
Kemper Corp.	4	319
Kinsale Capital Group, Inc.	211	34,773
Protective Insurance Corp., Class B	410	9,377
RLI Corp.	158	17,628
Trupanion, Inc. *	262	19,967
United Fire Group, Inc.	563	19,593
United Insurance Holdings Corp.	1,358	9,791
		185,774
Interactive Media & Services - 0.3%
Bumble, Inc., Class A *	231	14,410
QuinStreet, Inc. *	849	17,235
TrueCar, Inc. *	1,115	5,335
Yelp, Inc. *	575	22,425
		59,405
Internet & Direct Marketing Retail - 1.0%
1-800-Flowers.com, Inc., Class A *	735	20,293
Grubhub, Inc. *	258	15,480
Lands' End, Inc. *	396	9,825
Magnite, Inc. *	758	31,541
Overstock.com, Inc. *	415	27,498
RealReal, Inc. (The) *	699	15,818
Shutterstock, Inc.	281	25,020
Stamps.com, Inc. *	167	33,318
Stitch Fix, Inc., Class A *	516	25,563
		204,356
IT Services - 1.1%
Concentrix Corp. *	117	17,517
Conduent, Inc. *	1,917	12,767
CSG Systems International, Inc.	619	27,787
EPAM Systems, Inc. *	63	24,991
Information Services Group, Inc. *	4,637	20,403
International Money Express, Inc. *	706	10,597
LiveRamp Holdings, Inc. *	343	17,795
MAXIMUS, Inc.	518	46,123
Perficient, Inc. *	323	18,967
Verra Mobility Corp. *	1,897	25,676
		222,623

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Leisure Products - 0.3%
Malibu Boats, Inc., Class A *	298	$23,745
YETI Holdings, Inc. *	542	39,138
		62,883
Life Sciences Tools & Services - 1.7%
Adaptive Biotechnologies Corp. *	151	6,079
Codexis, Inc. *	490	11,216
Luminex Corp.	864	27,562
Medpace Holdings, Inc. *	399	65,456
NanoString Technologies, Inc. *	837	54,999
NeoGenomics, Inc. *	1,509	72,779
Pacific Biosciences of California, Inc. *	1,001	33,343
PRA Health Sciences, Inc. *	130	19,933
Repligen Corp. *	161	31,300
Syneos Health, Inc. *	263	19,949
		342,616
Machinery - 3.1%
Altra Industrial Motion Corp.	383	21,188
Briggs & Stratton Corp. *	1,081	0
Chart Industries, Inc. *	386	54,947
ESCO Technologies, Inc.	816	88,854
Evoqua Water Technologies Corp. *	1,091	28,693
Franklin Electric Co., Inc.	405	31,971
Gencor Industries, Inc. *	1,100	14,751
Hillenbrand, Inc.	728	34,733
Hurco Cos., Inc.	417	14,720
John Bean Technologies Corp.	301	40,135
Kennametal, Inc.	857	34,254
L B Foster Co., Class A *	453	8,109
Manitowoc Co., Inc. (The) *	2,113	43,570
Proto Labs, Inc. *	282	34,334
Rexnord Corp.	302	14,221
SPX Corp. *	246	14,334
Terex Corp.	631	29,070
Wabash National Corp.	1,432	26,922
Watts Water Technologies, Inc., Class A	473	56,197
Welbilt, Inc. *	1,944	31,590
Woodward, Inc.	88	10,616
		633,209
Media - 1.0%
Cardlytics, Inc. *	328	35,981
Entercom Communications Corp., Class A *	1,456	7,644
Entravision Communications Corp., Class A	4,818	19,465
EW Scripps Co. (The), Class A	843	16,244
iHeartMedia, Inc., Class A *	1,165	21,145
Meredith Corp. *	991	29,512
MSG Networks, Inc., Class A *	374	5,625
Nexstar Media Group, Inc., Class A	188	26,401

	Shares/ Principal	Fair Value

Media (continued)
Sinclair Broadcast Group, Inc., Class A	239	$6,993
TEGNA, Inc.	894	16,834
Townsquare Media, Inc., Class A	1,742	18,692
		204,536
Metals & Mining - 1.9%
Alcoa Corp. *	725	23,555
Arconic Corp. *	438	11,121
Cleveland-Cliffs, Inc.	2,629	52,869
Coeur Mining, Inc. *	1,529	13,807
Commercial Metals Co.	1,086	33,492
Hecla Mining Co.	1,471	8,370
Kaiser Aluminum Corp.	119	13,149
Materion Corp.	472	31,265
Novagold Resources, Inc. *	2,637	23,100
Ryerson Holding Corp. *	1,590	27,094
Schnitzer Steel Industries, Inc., Class A	1,242	51,903
SunCoke Energy, Inc.	1,162	8,146
TimkenSteel Corp. *	872	10,246
United States Steel Corp.	1,812	47,420
Worthington Industries, Inc.	473	31,734
		387,271
Mortgage Real Estate Investment - 0.8%
Apollo Commercial Real Estate Finance, Inc.	805	11,246
Arbor Realty Trust, Inc.	2,246	35,711
Blackstone Mortgage Trust, Inc., Class A	733	22,723
Colony Credit Real Estate, Inc.	1,019	8,682
Ellington Financial, Inc.	750	12,008
Ellington Residential Mortgage REIT	716	8,814
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	472	26,479
Invesco Mortgage Capital, Inc.	3,074	12,327
Ladder Capital Corp.	590	6,962
TPG RE Finance Trust, Inc.	180	2,016
Two Harbors Investment Corp.	3,458	25,347
		172,315
Multiline Retail - 0.4%
Big Lots, Inc.	550	37,565
Dillard's, Inc., Class A	146	14,099
Franchise Group, Inc.	706	25,494
		77,158
Multi-Utilities - 0.0%†
NorthWestern Corp.	167	10,888
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. *	2,805	28,611
Brigham Minerals, Inc., Class A	1,039	15,211
Callon Petroleum Co. *	242	9,329
CNX Resources Corp. *	1,400	20,580

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.	1,574	$30,189
Delek US Holdings, Inc.	1,882	40,990
DHT Holdings, Inc.	1,544	9,156
Evolution Petroleum Corp.	5,122	17,312
Falcon Minerals Corp.	3,546	15,921
Golar LNG Ltd. *	117	1,197
Magnolia Oil & Gas Corp., Class A *	1,770	20,320
Matador Resources Co.	535	12,546
Nordic American Tankers Ltd.	1,996	6,487
Ovintiv, Inc.	717	17,079
Par Pacific Holdings, Inc. *	1,331	18,794
PBF Energy, Inc., Class A *	2,141	30,295
PDC Energy, Inc. *	674	23,186
Scorpio Tankers, Inc.	808	14,916
Southwestern Energy Co. *	3,497	16,261
Talos Energy, Inc. *	1,464	17,626
World Fuel Services Corp.	465	16,368
		382,374
Paper & Forest Products - 0.4%
Domtar Corp.	372	13,745
Louisiana-Pacific Corp.	1,088	60,341
Neenah, Inc.	249	12,794
		86,880
Personal Products - 0.1%
Edgewell Personal Care Co.	233	9,227
USANA Health Sciences, Inc. *	237	23,131
		32,358
Pharmaceuticals - 1.2%
Amneal Pharmaceuticals, Inc. *	127	855
Amphastar Pharmaceuticals, Inc. *	109	1,997
Arvinas, Inc. *	361	23,862
Axsome Therapeutics, Inc. *	119	6,738
Catalent, Inc. *	526	55,393
Endo International PLC *	798	5,913
Horizon Therapeutics PLC *	41	3,773
Intra-Cellular Therapies, Inc. *	533	18,085
Nektar Therapeutics *	406	8,120
NGM Biopharmaceuticals, Inc. *	502	14,593
Pacira BioSciences, Inc. *	263	18,434
Phibro Animal Health Corp., Class A	735	17,934
Prestige Consumer Healthcare, Inc. *	604	26,624
Reata Pharmaceuticals, Inc., Class A *	21	2,094
Relmada Therapeutics, Inc. *	587	20,668
Supernus Pharmaceuticals, Inc. *	114	2,984
Theravance Biopharma, Inc. *	636	12,981
		241,048
Professional Services - 2.2%
ASGN, Inc. *	723	69,003
Exponent, Inc.	70	6,821
Forrester Research, Inc. *	642	27,272

	Shares/ Principal	Fair Value

Professional Services (continued)
Franklin Covey Co. *	900	$25,461
Heidrick & Struggles International, Inc.	834	29,790
Insperity, Inc.	655	54,850
KBR, Inc.	717	27,526
Kelly Services, Inc., Class A *	774	17,237
Kforce, Inc.	1,583	84,849
ManTech International Corp./VA, Class A	441	38,345
Mistras Group, Inc. *	814	9,288
TriNet Group, Inc. *	523	40,773
Upwork, Inc. *	627	28,071
		459,286
Real Estate Management & Development - 1.1%
eXp World Holdings, Inc. *	566	25,781
Kennedy-Wilson Holdings, Inc.	733	14,814
Marcus & Millichap, Inc. *	1,490	50,213
Newmark Group, Inc., Class A	996	9,965
RE/MAX Holdings, Inc., Class A	830	32,694
Realogy Holdings Corp. *	1,649	24,949
Redfin Corp. *	597	39,754
RMR Group, Inc. (The), Class A	664	27,098
		225,268
Road & Rail - 0.6%
Covenant Logistics Group, Inc. *	1,140	23,472
Marten Transport Ltd.	2,241	38,030
Saia, Inc. *	96	22,136
Universal Logistics Holdings, Inc.	361	9,498
Werner Enterprises, Inc.	561	26,462
		119,598
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.	433	47,271
Ambarella, Inc. *	322	32,325
Brooks Automation, Inc.	558	45,561
Cirrus Logic, Inc. *	948	80,381
CMC Materials, Inc.	218	38,540
FormFactor, Inc. *	588	26,525
Ichor Holdings Ltd. *	751	40,404
Lattice Semiconductor Corp. *	1,151	51,818
Power Integrations, Inc.	756	61,599
Rambus, Inc. *	472	9,176
Semtech Corp. *	228	15,732
Silicon Laboratories, Inc. *	240	33,857
SiTime Corp. *	109	10,747
SunPower Corp. *	839	28,064
Synaptics, Inc. *	448	60,668
Ultra Clean Holdings, Inc. *	243	14,104
		596,772

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Software - 5.5%
8x8, Inc. *	1,612	$52,293
A10 Networks, Inc. *	560	5,382
ACI Worldwide, Inc. *	869	33,065
Alarm.com Holdings, Inc. *	416	35,934
Appfolio, Inc., Class A *	81	11,454
Appian Corp. *	232	30,844
Avaya Holdings Corp. *	386	10,820
Benefitfocus, Inc. *	1,128	15,578
Blackbaud, Inc. *	348	24,736
Blackline, Inc. *	253	27,425
Bottomline Technologies DE, Inc. *	582	26,336
Box, Inc., Class A *	2,343	53,795
Cerence, Inc. *	427	38,251
Cloudera, Inc. *	1,905	23,184
CommVault Systems, Inc. *	751	48,440
Cornerstone OnDemand, Inc. *	379	16,517
Digital Turbine, Inc. *	662	53,198
Envestnet, Inc. *	226	16,324
Fair Isaac Corp. *	13	6,319
Five9, Inc. *	214	33,455
J2 Global, Inc. *	166	19,897
LivePerson, Inc. *	738	38,922
Medallia, Inc. *	293	8,172
MicroStrategy, Inc., Class A *	49	33,261
New Relic, Inc. *	366	22,502
Nutanix, Inc., Class A *	284	7,543
Olo, Inc., Class A *	320	8,445
ON24, Inc. *	248	12,030
Paylocity Holding Corp. *	98	17,623
Progress Software Corp.	788	34,719
Proofpoint, Inc. *	211	26,542
PROS Holdings, Inc. *	424	18,020
Q2 Holdings, Inc. *	450	45,090
Qualys, Inc. *	232	24,309
Rapid7, Inc. *	651	48,571
RingCentral, Inc., Class A *	58	17,277
Sailpoint Technologies Holdings, Inc. *	467	23,649
Sprout Social, Inc., Class A *	498	28,764
SPS Commerce, Inc. *	145	14,400
Sumo Logic, Inc. *	184	3,470
SVMK, Inc. *	520	9,526
Varonis Systems, Inc. *	1,350	69,309
Workiva, Inc. *	142	12,533
Yext, Inc. *	1,001	14,494
Zendesk, Inc. *	150	19,893
		1,142,311
Specialty Retail - 3.2%
Aaron's Co., Inc. (The)	204	5,239
American Eagle Outfitters, Inc.	1,087	31,784
America's Car-Mart, Inc. *	145	22,094

	Shares/ Principal	Fair Value

Specialty Retail (continued)
Asbury Automotive Group, Inc. *	242	$47,553
At Home Group, Inc. *	474	13,604
Bed Bath & Beyond, Inc. *	959	27,955
Buckle, Inc. (The)	478	18,776
Camping World Holdings, Inc., Class A	250	9,095
Designer Brands, Inc., Class A *	1,261	21,941
Five Below, Inc. *	90	17,171
GameStop Corp., Class A *	355	67,386
Group 1 Automotive, Inc.	161	25,404
Guess?, Inc.	555	13,043
Lithia Motors, Inc., Class A	204	79,578
MarineMax, Inc. *	390	19,250
Michaels Cos., Inc. (The) *	536	11,760
National Vision Holdings, Inc. *	463	20,293
Rent-A-Center, Inc./TX	681	39,267
RH *	93	55,484
Sally Beauty Holdings, Inc. *	940	18,922
Signet Jewelers Ltd. *	276	16,003
Sleep Number Corp. *	54	7,748
Sonic Automotive, Inc., Class A	285	14,127
Tilly's, Inc., Class A *	367	4,154
Urban Outfitters, Inc. *	1,143	42,508
		650,139
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. *	695	19,071
Pure Storage, Inc., Class A *	1,113	23,974
		43,045
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co.	6	634
Crocs, Inc. *	1,003	80,691
Culp, Inc.	704	10,835
Deckers Outdoor Corp. *	208	68,727
G-III Apparel Group Ltd. *	901	27,156
Kontoor Brands, Inc.	241	11,696
Oxford Industries, Inc.	363	31,734
Vera Bradley, Inc. *	1,944	19,634
Wolverine World Wide, Inc.	885	33,913
		285,020
Thrifts & Mortgage Finance - 2.4%
Capitol Federal Financial, Inc.	883	11,695
Essent Group Ltd.	945	44,878
Federal Agricultural Mortgage Corp., Class C	312	31,425
Flagstar Bancorp, Inc.	154	6,945
Merchants Bancorp	745	31,245
Meridian Bancorp, Inc.	1,688	31,093
Mr Cooper Group, Inc. *	644	22,385
NMI Holdings, Inc., Class A *	325	7,683
Northwest Bancshares, Inc.	902	13,034

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Thrifts & Mortgage Finance (continued)
PennyMac Financial Services, Inc.	311	$20,797
Premier Financial Corp.	1,420	47,229
Radian Group, Inc.	1,855	43,129
Riverview Bancorp, Inc.	4,554	31,559
Southern Missouri Bancorp, Inc.	382	15,058
TFS Financial Corp.	774	15,766
Walker & Dunlop, Inc.	479	49,213
Washington Federal, Inc.	1,542	47,494
WSFS Financial Corp.	321	15,983
		486,611
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	736	67,101
Beacon Roofing Supply, Inc. *	638	33,380
Boise Cascade Co.	285	17,052
DXP Enterprises, Inc. *	426	12,852
GATX Corp.	55	5,101
H&E Equipment Services, Inc.	856	32,528
Herc Holdings, Inc. *	270	27,359
McGrath RentCorp	696	56,132
NOW, Inc. *	1,347	13,591
Rush Enterprises, Inc., Class A	352	17,540
SiteOne Landscape Supply, Inc. *	635	108,420
Systemax, Inc.	111	4,564
Triton International Ltd.	215	11,823
WESCO International, Inc. *	216	18,691
		426,134
Water Utilities - 0.1%
American States Water Co.	278	21,022

Wireless Telecommunication Services - 0.0%†
Spok Holdings, Inc.	988	10,364

Total Common Stocks (Cost - $14,838,182)		19,845,388

Preferred Stocks - 0.0%†
Trading Companies & Distributors - 0.0%†
WESCO International, Inc., Series A, 10.625% (Cost - $4,081)	154	4,740

Rights - 0.0%†
Alder BioPharmaceuticals, CVR*	638	561
Achillion Pharmaceuticals, Inc., CVR*	1,183	544
Prevail Therapeutics, CVR*	107	54

Total Rights (Cost - $561)		1,159

Warrants - 0.0%†
Oasis Petroleum, Inc., expires 12/31/25*	24	0
Parker Drilling Co., expires 9/16/24*	20	0

Total Warrants (Cost - $744)		0

	Shares/ Principal	Fair Value
Short-Term Investments - 2.8%
Money Market Funds - 2.8%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $570,633)	570,633	$570,633

Total Investments - 99.4% (Cost - $15,414,201)		$20,421,920
Other Assets Less Liabilities - Net 0.6%		121,648
Total Net Assets - 100.0%		$20,543,568

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	6	6/18/2021	$666,750	$(20,625)